Retirement Plans (Tables)	12 Months Ended
Sep. 30, 2015
Compensation and Retirement Disclosure [Abstract]
Schedule Of Retirement Plans Expense
Retirement plans expense includes the following components:

	U.S. Plans			Non-U.S. Plans
	2013	2014	2015	2013	2014	2015
Defined benefit plans:
Service cost (benefits earned during the period)	$70	59	69	31	32	37
Interest cost	167	182	182	46	53	46
Expected return on plan assets	(280)	(286)	(303)	(50)	(58)	(58)
Net amortization and other	226	153	174	18	18	20
Net periodic pension expense	183	108	122	45	45	45
Defined contribution plans	113	119	111	63	59	61
Total retirement plans expense	$296	227	233	108	104	106
The components of net postretirement benefits expense for the years ended September 30 follow:

	2013	2014	2015
Service cost	$2	1	1
Interest cost	12	11	9
Net amortization	(13)	(21)	(22)
Net postretirement expense	$1	(9)	(12)

Reconciliations Of Actuarial Present Value Of Projected Benefit Obligations And Fair Value Of Plan Assets For Defined Benefit Pension Plans
Details of the changes in the actuarial present value of the projected benefit obligation and the fair value of plan assets for defined benefit pension plans follow:

	U.S. Plans		Non-U.S. Plans
	2014	2015	2014	2015
Projected benefit obligation, beginning	$3,863	4,336	1,269	1,330
Service cost	59	69	32	37
Interest cost	182	182	53	46
Actuarial (gain) loss	415	137	89	44
Benefits paid	(174)	(181)	(36)	(36)
Settlements	(14)	(205)	(14)	(25)
Acquisitions (Divestitures), net	—	(70)	(28)	(4)
Foreign currency translation and other	5	(5)	(35)	(144)
Projected benefit obligation, ending	$4,336	4,263	1,330	1,248

Fair value of plan assets, beginning	$4,112	4,473	899	988
Actual return on plan assets	461	(137)	106	49
Employer contributions	85	20	45	33
Benefits paid	(174)	(181)	(36)	(36)
Settlements	(14)	(205)	(14)	(25)
Acquisitions (Divestitures), net	—	(44)	—	(2)
Foreign currency translation and other	3	2	(12)	(72)
Fair value of plan assets, ending	$4,473	3,928	988	935

Net amount recognized in the balance sheet	$137	(335)	(342)	(313)

Location of net amount recognized in the balance sheet:
Noncurrent asset	$344	1	33	32
Current liability	(10)	(11)	(8)	(8)
Noncurrent liability	(197)	(325)	(367)	(337)
Net amount recognized in the balance sheet	137	(335)	(342)	(313)

Pretax accumulated other comprehensive loss	$(961)	(1,322)	(346)	(306)
Details of the changes in actuarial present value of accumulated postretirement benefit obligations follow:

	2014	2015
Benefit obligation, beginning	$278	248
Service cost	1	1
Interest cost	11	9
Actuarial (gain) loss	(12)	(12)
Benefits paid	(17)	(18)
Plan amendments	(13)	—
Divestitures	—	(15)
Benefit obligation, ending (recognized in balance sheet)	$248	213

Schedule Of Weighted-Average Assumptions Used In Valuations Of Pension Benefits
The weighted-average assumptions used in the valuation of pension benefits follow:

	U.S. Plans			Non-U.S. Plans
	2013	2014	2015	2013	2014	2015
Net pension expense
Discount rate	4.00%	4.75%	4.25%	4.1%	4.2%	3.6%
Expected return on plan assets	7.75%	7.50%	7.50%	5.5%	6.6%	6.6%
Rate of compensation increase	3.25%	3.25%	3.25%	3.4%	3.2%	3.4%

Benefit obligations
Discount rate	4.75%	4.25%	4.35%	4.2%	3.6%	3.3%
Rate of compensation increase	3.25%	3.25%	3.25%	3.2%	3.4%	3.4%

Schedule Of Asset Allocations And Weighted-Average Target Allocations
The fair values of defined benefit pension assets as of September 30, organized by asset class and by the fair value hierarchy of ASC 820, Fair Value Measurement, follow:

	Level 1	Level 2	Level 3	Total	%
2015
U.S. equities	$956	460	257	1,673	34%
International equities	502	677	—	1,179	24%
Emerging market equities	—	211	—	211	4%
Corporate bonds	—	628	—	628	13%
Government bonds	2	674	—	676	14%
High-yield bonds	—	175	—	175	4%
Other	140	67	114	321	7%
Total	$1,600	2,892	371	4,863	100%

2014
U.S. equities	$1,097	535	184	1,816	33%
International equities	589	767	—	1,356	25%
Emerging market equities	—	279	—	279	5%
Corporate bonds	—	594	—	594	11%
Government bonds	2	720	—	722	13%
High-yield bonds	—	181	—	181	3%
Other	209	180	124	513	10%
Total	$1,897	3,256	308	5,461	100%
The Company's asset allocations at September 30, 2015 and 2014, and weighted-average target allocations follow:

	U.S. Plans			Non-U.S. Plans
	2014	2015	Target	2014	2015	Target
Equity securities	65%	65%	60-70%	55%	55%	50-60%
Debt securities	26	30	25-35	32	32	25-35
Other	9	5	3-10	13	13	10-20
Total	100%	100%	100%	100%	100%	100%

Reconciliation Of Change In Value For Level 3 Assets
Details of the changes in value for Level 3 assets follow:

	2014	2015
Level 3, beginning	$250	308
Gains (Losses) on assets held	(18)	18
Gains (Losses) on assets sold	21	(20)
Purchases, sales and settlements, net	55	65
Level 3, ending	$308	371